Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Changes in Unrealized Gains and Losses for Level 3 Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other than temporary impairment recorded in earnings	$ (176)
Total	$ (176)